Other assets and liabilities (Tables)	6 Months Ended
Sep. 30, 2020
Details of Other Assets and Liabilities
The following table sets forth the details of other assets and liabilities at March 31, 2020 and September 30, 2020:

	March 31, 2020	September 30, 2020
	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	783,439	898,924
Other	358,702	416,064
Collateral pledged:
Collateral pledged for derivative transactions	1,246,026	1,079,050
Margins provided for futures contracts	602,039	316,791
Other	941,167	909,155
Prepaid pension cost	711,981	986,767
Right-of-use assets	613,068	586,365
Security deposits	107,294	108,204
Loans held for sale	60,084	22,404
Other	542,079	540,514

Total	5,965,879	5,864,238

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	2,161,075	2,065,408
Other	375,127	365,446
Guaranteed trust principal ( Note )	824,431	808,172
Lease liabilities	627,250	600,087
Collateral accepted:
Collateral accepted for derivative transactions	846,426	587,426
Margins accepted for futures contracts	797,317	558,138
Unearned income	122,072	120,352
Other	1,244,697	1,194,591

Total	6,998,395	6,299,620

Note:
Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.